Financial instruments and risk management - Fair value measurement - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	$ 9,217	$ 10,158
Industrias Licoreras de Guatemala
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in investment by external party	50.00%
Industrias Licoreras de Guatemala | Level 3 | Zacapa financial liability
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	$ 112	$ 101
Zacapa rum | Zacapa financial liability
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value liability due to increase in observable input	$ 5